UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2011

ITEM 1.   SCHEDULE OF INVESTMENTS



[RIVERPARK FUNDS LOGO]                               RiverPark Large Growth Fund
                                                   December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES         VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 97.3%**

Consumer Discretionary -- 23.2%
Carnival                                 1,480           $    48
Coach                                      790                48
Discovery Communications, Cl C*          1,850                70
Dollar Tree*                             1,454               121
Fossil*                                  1,000                80
Las Vegas Sands*                         2,990               128
McDonald's                                 598                60
priceline.com*                             183                86
Ralph Lauren, Cl A                         350                48
Walt Disney                              1,439                54
Wynn Resorts                               600                66
                                                         -------
                                                             809
                                                         -------
Energy -- 4.4%
Devon Energy                               522                32
Southwestern Energy*                     2,840                91
Ultra Petroleum*                         1,048                31
                                                         -------
                                                             154
                                                         -------
Financials -- 21.4%
American Express                         2,600               123
American Tower REIT, Cl A                1,433                86
The Blackstone Group LP (a)             10,303               144
Charles Schwab                           2,760                31
CME Group, Cl A                            614               149
KKR & Co., LP (a)                        7,796               100
TD Ameritrade Holding                    3,566                56
Visa, Cl A                                 560                57
                                                         -------
                                                             746
                                                         -------
Health Care -- 2.8%
Illumina*                                1,060                32
Intuitive Surgical*                        140                65
                                                         -------
                                                              97
                                                         -------
Industrials -- 6.8%

CH Robinson Worldwide                      446                31
Expeditors International of
Washington                                 802                33
Goodrich                                   404                50
Precision Castparts                        315                52
Stericycle*                                351                27
United Parcel Service, Cl B                572                42
                                                         -------
                                                             235
                                                         -------



--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

Information Technology -- 32.4%
      Alliance Data Systems*               930           $    97
      Apple*                               386               156
      Cognizant Technology Solutions,
      Cl A*                              1,030                66
      eBay*                              5,182               157
      EMC*                               3,457                75
      Equinix*                           1,705               173
      Genpact*                           3,850                58
      Google, Cl A*                        260               168
      Mastercard, Cl A                     107                40
      QUALCOMM                           1,519                83
      VeriFone Systems*                  1,616                57
                                                         -------
                                                           1,130
                                                         -------
Materials -- 5.2%
      Monsanto                           2,044               143
      Praxair                              342                37
                                                         -------
                                                             180
                                                         -------

Telecommunication Services -- 1.1%
      SBA Communications, Cl A*            917                39
                                                         -------

Total Common Stock
 (Cost $3,266) (000)                                       3,390
                                                         -------

TIME DEPOSIT -- 2.0%
      Brown Brothers, 0.030% (b)
      (Cost $70) (000)                   $  70                70
                                                         -------

Total Investments -- 99.3%
  (Cost $3,336) (000)+                                   $ 3,460
                                                         =======

  As of December 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

          Percentages are based on Net Assets of $3,483 (000).
  *       Non-income producing security.
  ** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
  (a) Securities considered Master Limited Partnership. At December 31, 2011, these securities amounted to $244 (000) or 7.0% of Net Assets.
  (b)     Rate shown is the simple yield as of December 31, 2011.

  Cl --   Class
  LP --   Limited Partnership
  REIT -- Real Estate Investment Trust
  + At December 31, 2011, the tax basis cost of the Fund's investments was $3,336 (000) and the unrealized appreciation and depreciation were $308 (000) and ($184) (000), respectively.

          For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[RIVERPARK FUNDS LOGO]                                  RiverPark/Wedgewood Fund
                                                   December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.7%**
Energy -- 6.8%
National Oilwell Varco                  40,500           $ 2,754
Schlumberger                            44,700             3,053
                                                         -------
                                                           5,807
Financials -- 17.7%                                      -------

American Express                        87,700             4,137
Berkshire Hathaway, Cl B*               73,600             5,615
Visa, Cl A                              53,600             5,442
                                                         -------
                                                          15,194
                                                         -------

Health Care -- 33.0%
Express Scripts*                       128,800             5,756
Gilead Sciences*                       125,800             5,149
Intuitive Surgical*                      7,400             3,426
Perrigo                                 41,800             4,067
Stericycle*                             34,900             2,720
Teva Pharmaceutical Industries
 ADR                                    93,400             3,770
Varian Medical Systems*                 50,000             3,357
                                                         -------
                                                          28,245
                                                         -------

Industrials -- 11.8%
Cummins                                 39,900             3,512
Expeditors International of
Washington                              62,800             2,572
Verisk Analytics, Cl A*                100,500             4,033
                                                         -------
                                                          10,117
                                                         -------

Information Technology -- 28.4%
Apple*                                  19,100             7,736
Cognizant Technology Solutions,
Cl A*                                   50,800             3,267
EMC*                                   137,200             2,955
Google, Cl A*                            8,800             5,684
QUALCOMM                                84,800             4,638
                                                         -------
                                                          24,280
                                                         -------
Total Common Stock
(Cost $80,509) (000)                                      83,643
                                                         -------
TIME DEPOSIT -- 4.3%
Brown Brothers, 0.030% (a)
(Cost $3,659) (000)                    $ 3,659             3,659
                                                         -------

Total Investments -- 102.0%
(Cost $84,168) (000)+                                   $ 87,302
                                                         =======

As of December 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

       Percentages are based on Net Assets of $85,614 (000).
*      Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)    Rate shown is the simple yield as of December 31, 2011.
ADR -- American Depositary Receipt
Cl --  Class
+ At December 31, 2011, the tax basis cost of the Fund's investments was $84,168 (000) and the unrealized appreciation and depreciation were $4,722 (000) and ($1,588) (000), respectively.

       For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[RIVERPARK FUNDS LOGO]                           RiverPark Small Cap Growth Fund
                                                 December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES         VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%
Consumer Discretionary -- 20.8%
Dollarama                                5,832           $   255
HomeAway*                                2,000                47
HSN                                      2,239                81
National CineMedia                      10,170               126
Rentrak*                                12,560               179
Steiner Leisure*                         1,444                65
Vail Resorts                             3,116               132
                                                         -------
                                                             885
                                                         -------
Consumer Staples -- 5.0%
Darling International*                   8,585               114
Diamond Foods                            3,068                99
                                                         -------
                                                             213
                                                         -------

Energy -- 6.8%
CARBO Ceramics                             637                79
Clean Energy Fuels*                      6,696                83
GeoResources*                            1,901                56
Gevo*                                    5,635                36
Southern Pacific Resource*              25,000                33
                                                         -------
                                                             287
                                                         -------
Financials -- 10.8%
BBCN Bancorp*                            6,720                63
CapLease                                15,540                63
Coresite Realty                          5,330                95
DuPont Fabros Technology                 2,000                48
JMP Group                                9,518                68
Stifel Financial*                        1,682                54
Walker & Dunlop*                         5,238                66
                                                         -------
                                                             457
                                                         -------

Health Care -- 12.6%
Accretive Health*                        3,740                86
AMERIGROUP*                              1,800               106
athenahealth*                            1,852                91
MAKO Surgical*                           6,510               164
Volcano*                                 3,709                89
                                                         -------
                                                             536
                                                         -------

Industrials -- 12.7%
Clean Harbors*                           1,268                81
CoStar Group*                            1,187                79
ESCO Technologies                        1,871                54
Genesee & Wyoming, Cl A*                 2,118               128
Hardinge                                 6,900                56
Hubbell, Cl B                              810                54
Polypore International*                  2,050                90
                                                         -------
                                                             542

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

Information Technology -- 23.1%
    Bankrate*                            6,200           $   133
    Imagination Technologies
    Group*                               6,000                51
    LogMeIn*                             2,035                79
    Sapient                             18,600               234
    TechTarget*                         10,750                63
    TiVo*                               15,312               137
    Travelzoo*                           5,960               147
    Velti*                               8,170                56
    Vocus*                               3,769                83
                                                         -------
                                                             983
                                                         -------

Telecommunication Services -- 3.8%
    SBA Communications, Cl A*            2,108                90
    Vonage Holdings*                    29,300                72
                                                         -------
                                                             162
                                                         -------

Total Common Stock
(Cost $4,155) (000)                                        4,065
                                                         -------
TIME DEPOSIT -- 4.6%
    Brown Brothers, 0.030% (a)
    (Cost $196) (000)                  $   196               196
                                                         -------
Total Investments -- 100.2%
(Cost $4,351) (000)+                                    $  4,261
                                                         =======

As of December 31, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

      Percentages are based on Net Assets of $4,254 (000).
*     Non-income producing security.
(a)   Rate shown is the simple yield as of December 31, 2011.
Cl -- Class
+ At December 31, 2011, the tax basis cost of the Fund's investments was $4,351 (000) and the unrealized appreciation and depreciation were $340 (000) and ($430) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[RIVERPARK FUNDS LOGO]                      RiverPark Short Term High Yield Fund
                                            December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 67.2%

Consumer Discretionary -- 19.2%
Charter Communications
Operating
8.000%, 04/30/12 (a)                    $  880          $    902
Collective Brands
8.250%, 08/01/13                           154               154
Expedia
8.500%, 07/01/16 (a)                     1,765             1,904
Fisher Communications
8.625%, 09/15/14                         1,650             1,683
FleetPride
11.500%, 10/01/14 (a)                    1,510             1,557
Gannett
6.375%, 04/01/12                         1,700             1,713
LIN Television
6.500%, 05/15/13                           272               273
Morris Publishing Group
10.000%, 09/01/14                          421               360
Nielsen Finance
11.625%, 02/01/14                          750               865
RSC Equipment Rental
10.000%, 07/15/17 (a)                      950             1,112
                                                         -------
                                                          10,523
                                                         -------

Consumer Staples -- 1.4%
Safeway
5.800%, 08/15/12                           750               770
                                                         -------
                                                             770
                                                         -------

Energy -- 6.6%
Chesapeake Energy
7.625%, 07/15/13                           750               797
Complete Production Services
8.000%, 12/15/16                         1,600             1,672
Enterprise Products Operating
7.625%, 02/15/12                         1,125             1,132
                                                         -------
                                                           3,601
                                                         -------

Financials -- 7.6%
FBL Financial Group
5.850%, 04/15/14                           586               654
Ford Motor Credit
3.148%, 01/13/12 (b)                     1,910             1,913
Hospitality Properties Trust
6.850%, 07/15/12                           900               902
Washington Mutual
0.000%, 08/24/09 (c)                       700               709
                                                         -------
                                                           4,178
                                                         -------

Health Care -- 1.6%

Coventry Health Care
5.875%, 01/15/12                           100               100

Prospect Medical Holdings
12.750%, 07/15/14                          700               767
                                                         -------
                                                             867
                                                         -------



--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

Industrials -- 8.7%
Continental Airlines
6.563%, 02/15/12                       $ 1,150           $ 1,153
Continental Airlines Pass-
Through Trust
6.940%, 10/15/13                           167               170
Delta Air Lines Pass-Through
Trust
7.779%, 01/02/12                           270               270
6.417%, 07/02/12                           600               608
JB Poindexter
8.750%, 03/15/14                           500               501
Pregis
12.375%, 10/15/13                          170               163
SGS International
12.000%, 12/15/13                        1,406             1,420
United Air Lines
12.750%, 07/15/12                          491               517
                                                         -------
                                                           4,802
                                                         -------

Information Technology -- 0.2%
Alion Science and Technology
12.000%, 11/01/14                          124               111
                                                         -------
Materials -- 9.7%
Nova Chemicals
6.500%, 01/15/12                         3,339             3,360
Steel Dynamics
7.375%, 11/01/12                         1,900             1,983
                                                         -------
                                                           5,343
                                                         -------

Telecommunication Services -- 4.5%
PAETEC Holding
9.500%, 07/15/15                         1,700             1,789
Qwest Communications
International
7.500%, 02/15/14                           700               705
                                                         -------
                                                           2,494
                                                         -------

Utilities -- 7.7%
NRG Energy
7.375%, 01/15/17                         1,700             1,768
Southern
5.300%, 01/15/12                         2,465             2,469
                                                         -------
                                                           4,237
Total Corporate Obligations                              -------
(Cost $36,900) (000)                                      36,926
                                                         -------

CONVERTIBLE BONDS -- 11.7%
Advanced Micro Devices
5.750%, 08/15/12                           800               808
Bill Barrett
5.000%, 03/15/28                         1,050             1,051

Global Industries
2.750%, 08/01/27                           880               878

[RIVERPARK FUNDS LOGO]                      RiverPark Short Term High Yield Fund
                                            December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                        AMOUNT
DESCRIPTION                              (000)          VALUE (000)
--------------------------------------------------------------------------------

Icahn Enterprises LP
4.000%, 08/15/13 (b)                 $   1,700           $ 1,607
4.000%, 08/15/13 (a) (b)                   250               236
Lexington Master
5.450%, 01/15/27 (a)                       600               602
NRFC NNN Holdings
11.500%, 06/15/13 (a)                      250               255
RightNow Technologies
2.500%, 11/15/30                           700             1,008
Total Convertible Bonds                                  -------
(Cost $6,489) (000)                                        6,445
                                                         -------

PREFERRED STOCK -- 0.9%
HJ Heinz Finance
8.000%, 07/15/13 (a)
(Cost $536) (000)                            5               521

PURCHASED OPTION -- 0.0%
RightNow Technologies Put
Option, Expires 02/18/12,
Strike Price $40 *
(Cost $2) (000)                            140                --
                                                         -------

BANK LOAN OBLIGATIONS -- 0.5%
Point Blank Funding
14.500%, 08/15/12 (d)                       41                40
Wilton Industries
3.510%, 07/31/14                           233               217
Wilton Industries
3.510%, 07/31/14                             7                 7
                                                         -------
Total Bank Loan Obligations
(Cost $268) (000)                                            264
                                                         -------

TIME DEPOSIT -- 22.7%
Brown Brothers, 0.030% (e)
(Cost $12,454) (000)                    12,454            12,454
                                                         -------
Total Investments -- 103.0%
(Cost $56,649) (000)+                                   $ 56,610
                                                         =======



The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments carried at value:

INVESTMENTS IN
 SECURITIES                LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Corporate Obligations
Consumer
Discretionary              $ --          $ 10,523        $ --         $ 10,523
Consumer Staples             --               770          --              770
Energy                       --             3,601          --            3,601
Financials                   --             4,178          --            4,178
Health Care                  --               867          --              867
Industrials                  --             4,802          --            4,802
Information
Technology                   --               111          --              111
Materials                    --             5,343          --            5,343
Telecommunication
Services                     --             2,494          --            2,494
Utilities                    --             4,237          --            4,237
                           -----------------------------------------------------
                             --            36,926          --           36,926
                           -----------------------------------------------------
Convertible Bonds            --             6,445          --            6,445
Preferred Stock              --               521          --              521
Bank Loan Obligations        --               224          40              264
Time Deposit                 --            12,454          --           12,454
                           -----------------------------------------------------
Total                      $ --          $ 56,570        $ 40         $ 56,610
                           -----------------------------------------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:
                                                              Investments in
                                                                 Bank Loan
                                                                Obligations
                                                              ---------------
Beginning balance as of October 1, 2011                          $  525
Accrued discounts/premiums                                            4
Realized gain/(loss)                                                 60
Change in unrealized
appreciation/(depreciation)                                         (24)
Purchases                                                           718
Sales                                                            (1,243)
Transfer into Level 3                                                --
Transfer out of Level 3                                              --
                                                                  -----
Ending balance as of December 31, 2011  $                         $  40
                                                                  -----

[RIVERPARK FUNDS LOGO]                      RiverPark Short Term High Yield Fund
                                            December 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


      Percentages are based on Net Assets of $54,969 (000).
*     Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security - Rate disclosed is the rate in effect on December 31, 2011.
(c)   Security in default on interest and principal payments.
(d) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2011, was $40 (000) and represented 0.1% of Net Assets.
(e)   Rate shown is the simple yield as of December 31, 2011.

LP -- Limited Partnership

+ At December 31, 2011, the tax basis cost of the Fund's investments was $56,649 (000) and the unrealized appreciation and depreciation were $114
      (000) and ($153) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








RPF-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverPark Funds Trust

By (Signature and Title)*            /s/ Morty Schaja
                                     ----------------------------
                                     Morty Schaja
                                     President

Date: February 27, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Morty Schaja
                                     ----------------------------
                                     Morty Schaja
                                     President

Date: February 27, 2012


By (Signature and Title)*            /s/ Michael Lawson
                                     ----------------------------
                                     Michael Lawson
                                     Chief Financial Officer and Treasurer

Date: February 27, 2012


* Print the name and title of each signing officer under his or her signature.